Tortoise Energy Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.4%	Shares	Value
United States Crude Oil Pipelines - 3.8%
Plains GP Holdings L.P.	1,041,432	$20,099,638

United States Natural Gas Gathering/Processing - 2.2%
Hess Midstream LP - Class A	281,369	11,592,403

United States Natural Gas/Natural Gas Liquids Pipelines - 19.5%
Cheniere Energy, Inc.	127,278	30,778,366
Kinder Morgan, Inc.	471,539	12,722,122
ONEOK, Inc.	194,975	14,892,190
Targa Resources Corp.	97,980	16,437,125
The Williams Companies, Inc.	442,403	25,606,286
Venture Global, Inc. - Class A	163,667	2,127,671
		102,563,760

United States Oil & Gas Production - 21.7%
Antero Resources Corporation (b)	396,880	12,668,410
Coterra Energy, Inc.	382,958	9,359,494
Devon Energy Corporation	227,864	8,225,890
EQT Corporation	627,030	32,505,235
Expand Energy Corp.	262,318	25,387,136
Exxon Mobil Corp.	139,629	15,958,198
Ovintiv, Inc.	242,842	10,228,505
		114,332,868

United States Refined Product Pipelines - 5.0%
Marathon Petroleum Corporation	28,764	5,169,179
Phillips 66	117,040	15,634,203
Valero Energy Corporation	34,231	5,203,454
		26,006,836

United States Renewables and Power Infrastructure – 11.2%
Clearway Energy, Inc. - Class C	173,805	5,181,127
Constellation Energy Corp. (a)	35,920	11,062,642
Evergy, Inc.	119,330	8,503,456
Sempra Energy	211,017	17,421,563
Vistra Corp. (a)	88,500	16,736,235
		58,905,023
TOTAL COMMON STOCKS (Cost $237,745,966)		333,500,528

MASTER LIMITED PARTNERSHIPS - 18.4%	Units	Value
United States Natural Gas Gathering/Processing - 2.8%
Western Midstream Partners LP	373,539	14,646,464

United States Natural Gas Pipelines - 8.1%
Energy Transfer LP	1,451,403	25,718,861
Enterprise Products Partners LP	535,133	17,199,175
		42,918,036

United States Refined Product Pipelines - 7.5%
MPLX LP	771,457	39,244,018
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $32,734,178)		96,808,518

CORPORATE BONDS - 16.1%	Par	Value
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	3,924,000	3,914,683

United States Natural Gas Gathering/Processing – 4.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (c)	6,294,000	6,296,032
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 07/15/2026 (c)	3,724,000	3,727,053
7.00%, 07/15/2029 (c)	1,924,000	2,008,521
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (c)	4,924,000	5,096,187
ONEOK, Inc., 5.38%, 06/01/2029	4,379,000	4,509,028
		21,636,821

United States Natural Gas/Natural Gas Liquids Pipelines – 6.2%
DT Midstream, Inc., 4.38%, 06/15/2031 (c)	6,024,000	5,799,220
NGPL PipeCo LLC, 7.77%, 12/15/2037 (c)	8,973,000	10,317,530
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (c)	7,773,000	7,763,920
Venture Global LNG, Inc., 9.88%, 02/01/2032 (c)	7,848,000	8,549,800
		32,430,470

United States Oil & Gas Production - 1.3%
Comstock Resources, Inc., 6.75%, 03/01/2029 (c)	6,906,000	6,814,170

United States Oil Field Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (c)	6,499,000	6,508,625

United States Refining - 1.5%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (c)	7,848,000	7,598,140

United States Renewables and Power Infrastructure - 1.1%
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (c)	3,424,000	3,639,996
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (c)	1,924,000	1,966,394
		5,606,390
TOTAL CORPORATE BONDS (Cost $82,904,983)		84,509,299

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(d)	8,990,624	8,990,624
TOTAL MONEY MARKET FUNDS (Cost $8,990,624)		8,990,624

TOTAL INVESTMENTS - 99.6% (Cost $362,375,751)		523,808,969
Other Assets in Excess of Liabilities - 0.4%		1,962,158
TOTAL NET ASSETS - 100.0%		$525,771,127
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $76,085,588 or 14.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Tortoise Energy Fund
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
Constellation Energy Corp., Expiration: 09/19/2025; Exercise Price: $380.00	$(11,056,482)	(359)	$(5,347)
Vistra Corp., Expiration: 09/19/2025; Exercise Price: $240.00	(16,736,235)	(885)	(15,067)
TOTAL WRITTEN OPTIONS (Premiums received $156,186)			$(20,414)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Tortoise Energy Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$333,500,528	$–	$–	$333,500,528
Master Limited Partnerships	96,808,518	–	–	96,808,518
Corporate Bonds	–	84,509,299	–	84,509,299
Money Market Funds	8,990,624	–	–	8,990,624
Total Investments	$439,299,670	$84,509,299	$–	$523,808,969

Liabilities:
Investments:
Written Options	$–	$(20,414)	$–	$(20,414)
Total Investments	$–	$(20,414)	$–	$(20,414)

Refer to the Schedule of Investments for further disaggregation of investment categories.